Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments under Non-cancelable Operating Leases	Future minimum payments under non-cancelable operating leases and data purchase agreements were as follows:
Year ending
2019	5,554,501
2020	5,073,914
2021	3,714,020
Total	$14,342,435